Stock Options	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stock Options
Stock Options

Note 11 – Stock Options

The fair value of stock options and other equity-based compensation issued to employees is recognized as compensation expense over the period of service that generally coincides with the vesting period of the award. The Company recognized compensation costs totaling $758 and $49 for the three months ended September 30, 2021 and 2020, respectively, and $975 and $113 for the nine months ended September 30, 2021 and 2020, respectively, which are charged to Operating Expenses based on personnel costs incurred within the accompanying Condensed Statements of Operations.

Note 11 – Stock Options (Continued)

As of September 30, 2021, the Company’s 2014 equity incentive plan (the "Plan") permitted the grant of 13,005,464 shares of common stock to its employees, directors, and consultants, as designated by the board of directors. Awards may be issued in the form of stock options, stock appreciation rights, restricted stock, and restricted stock units. The Company believes that such awards better align the interests of its employees with those of its stockholders. Option awards are generally granted with an exercise price equal to the market price of the Company’s stock at the date of grant; those option awards generally vest based on four years of continuous service and have 10-year contractual terms. Certain option awards provide for accelerated vesting if there is a change in control (as defined in the plan agreements).

The fair value of each option award is estimated on the date of grant using a Black-Scholes option valuation model that uses the weighted-average assumptions noted in the following table. Expected volatilities are based on historical volatility of comparable companies. The Company uses historical data to estimate option exercise and employee termination within the valuation model. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

When calculating the amount of annual compensation expense, the Company has elected not to estimate forfeitures and instead accounts for forfeitures as they occur.

The fair value of each option grant during the nine months ended September 30, 2021 and 2020, was estimated on the grant date using the Black-Scholes option pricing model with the following weighted-average assumptions used:

	2021	2020
Approximate risk‑free rate	0.88%	1.26%
Volatility	42.47%	41.34%
Average expected life (years)	6 years	6 years
Dividend yield	0%	0%
Weighted‑average grant date fair value per share	$14.71	$0.53
Estimated fair value of total options granted	$14,484	$113

A summary of option activity under the Plan for the nine months ended September 30, 2021 and 2020, is presented below:

			Weighted‑average
		Weighted‑average	Remaining
	Number of	Exercise Price	Contractual Term
Options	Shares	Per Share	(in years)
Outstanding on December 31, 2020	7,377,807	0.22	6.53
Granted	2,409,596	14.71
Exercised	(315,954)	0.32
Forfeited or expired	(42,673)	0.51
Outstanding on September 30, 2021	9,428,776	3.92	6.79
Outstanding on December 31, 2019	7,234,813	0.20	7.06
Granted	540,468	0.53
Exercised	(297,879)	0.07
Forfeited or expired	(31,172)	0.47
Outstanding on September 30, 2020	7,446,230	0.23	6.78
Exercisable on September 30, 2021	6,054,186	0.17	5.39
Exercisable on September 30, 2020	5,331,932	0.14	6.12

Cash received from options exercised under all share-based payment arrangements for the three months ended September 30, 2021 and 2020 was $32 and $18, respectively, and for the nine months ended September 30, 2021 and 2020 was $102 and $20, respectively.

Future compensation costs related to the unvested portion of stock options at September 30, 2021 and 2020 was $14,189 and $613, respectively.

Note 11 – Stock Options

The fair value of stock options and other equity-based compensation issued to employees is recognized as compensation expense over the period of service that generally coincides with the vesting period of the award. The Company recognized compensation costs totaling $182,374 and $118,518 for the years ended December 31, 2020 and 2019, respectively, which are charged to operating expense categories based on personnel costs incurred within the accompanying Condensed Statement of Operations.

The Company’s equity incentive plan (the “Plan”) permits the grant of 8,586,191 shares of common stock to its employees, directors, and consultants, as designated by the board of directors. Awards may be issued in the form of stock options, stock appreciation rights, restricted stock, and restricted stock units. The Company believes that such awards better align the interests of its employees with those of its stockholders. Option awards are generally granted with an exercise price equal to the market price of the Company’s stock at the date of grant; those option awards generally vest based on four years of continuous service and have 10-year contractual terms. Certain option awards provide for accelerated vesting if there is a change in control (as defined in the plan agreements).

The fair value of each option award is estimated on the date of grant using a Black-Scholes option valuation model that uses the weighted-average assumptions noted in the following table. Expected volatilities are based on historical volatility of comparable companies. The Company uses historical data to estimate option exercise and employee termination within the valuation model. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

When calculating the amount of annual compensation expense, the Company has elected not to estimate forfeitures and instead accounts for forfeitures as they occur.

Note 11 – Stock Options (Continued)

The fair value of each option grant during the years ended December 31, 2020 and 2019 was estimated on the grant date using the Black-Scholes option pricing model with the following weighted-average assumptions used:

	2020		2019
Approximate risk-free rate	1.29%		1.92%
Volatility	43.92%		41.96%
Average expected life (years)	6	years	6	years
Dividend yield	0%		0%
Weighted-average grant date fair value	$0.84		$0.76
Estimated fair value of total options granted	$245,553		$505,620

A summary of option activity under the Plan for the years ended December 31, 2020 and 2019 is presented below:

			Weighted-average
			Remaining
	Number of	Weighted-average	Contractual Term
Options	Shares	Exercise Price	(in years)
Outstanding at January 1, 2019	6,183,596	0.14	7.63
Granted	1,128,923	0.52
Exercised	(49,132)	0.16
Forfeited or expired	(28,574)	0.09
Outstanding at December 31, 2019	7,234,813	0.20	7.06

			Weighted-average
			Remaining
	Number of	Weighted-average	Contractual Term
Options	Shares	Exercise Price	(in years)
Outstanding at January 1, 2020	7,234,813	0.20	7.06
Granted	540,468	0.53
Exercised	(344,871)	0.07
Forfeited or expired	(52,603)	0.50
Outstanding at December 31, 2020	7,377,807	0.22	6.53
Exercisable at December 31, 2019	4,491,038	0.10	6.23
Exercisable at December 31, 2020	5,664,314	0.15	5.96

Cash received from options exercised under all share-based payment arrangements for December 31, 2020 and 2019 was $23,186 and $7,824, respectively.

Future compensation costs related to the unvested portion of stock options at December 31, 2020 and 2019 was $592,802 and $638,173, respectively.